SCHEDULE OF SALES TO CUSTOMERS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue, Major Customer [Line Items]
Revenues from sales of products	$ 263,445	$ 394,004
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues from sales of products	142,733	163,644
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues from sales of products	109,824	154,425
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues from sales of products		45,937
Customer [Member]
Revenue, Major Customer [Line Items]
Revenues from sales of products	$ 252,557	$ 364,006